Postretirement Benefits (Estimated Expected Pension Benefits To Be Paid Over The Next Ten Years) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Postretirement Benefits [Abstract]
2012	$ 13,921
2013	14,890
2014	15,755
2015	16,689
2016	17,692
2017-2020	$ 105,596